Related Parties - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Rand Refinery
Disclosure of transactions between related parties [line items]
Ownership interest (as a percent)	10.38%
Modise Motloba, Harmony’s deputy chairman
Disclosure of transactions between related parties [line items]
Value of contract per annum (up to)	R 5
Value of contract that has been paid	R 5	R 5
Notice period	30 days